As filed with the Securities and Exchange Commission on May 24, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05469

The Wexford Trust
(Exact name of registrant as specified in charter)

5000 Stonewood Drive, Suite 300
Wexford, PA 15090-8388
(Address of principal executive offices) (Zip code)

Ronald H. Muhlenkamp
Muhlenkamp & Company, Inc.
5000 Stonewood Drive, Suite 300
Wexford, PA 15090-8388
(Name and address of agent for service)

(724) 935-5520 or (800) 860-3863
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2006

Date of reporting period: March 31, 2006

Item 1. Schedule of Investments.

THE MUHLENKAMP FUND (A Portfolio of the Wexford Trust)
SCHEDULE OF INVESTMENTS March 31, 2006 (Unaudited)
Name of Issuer or Title of Issue	Shares	Value

COMMON STOCK - 99.4%

Automobiles & Components - 3.9%
Harley-Davidson, Inc.	400,000	$20,752,000
National R.V. Holdings, Inc. (a)	418,350	2,677,440
Thor Industries, Inc.	1,447,100	77,217,256
Winnebago Industries, Inc.	828,200	25,127,588
		125,774,284

Banks - 1.6%
Washington Mutual, Inc.	1,211,687	51,642,100

Capital Goods - 3.8%
Caterpillar, Inc.	200,000	14,362,000
Eagle Materials, Inc. - Class B	303,996	19,391,905
Graco, Inc.	206,707	9,390,699
The Lamson & Sessions Co. (a)	238,000	6,623,540
Rush Enterprises, Inc. - Class A (a)	226,605	3,983,716
Rush Enterprises, Inc. - Class B (a)	282,005	4,701,023
Terex Corp. (a)	564,100	44,699,284
Tyco International, Ltd. (b)	735,600	19,772,928
		122,925,095

Commercial Services & Supplies - 1.4%
Cendant Corp.	2,384,900	41,378,015
PHH Corp. (a)	98,000	2,616,600
		43,994,615
Consumer Durables - 7.3%
American Woodmark Corp.	440,200	15,627,100
The Black & Decker Corp.	706,100	61,353,029
Masco Corp.	1,050,000	34,114,500
Mohawk Industries, Inc. (a)	400,663	32,341,517
Polaris Industries, Inc.	519,200	28,327,552
Stanley Furniture Co., Inc.	621,800	18,187,650
Whirlpool Corp.	501,400	45,863,058
		235,814,406

THE MUHLENKAMP FUND (A Portfolio of the Wexford Trust)
SCHEDULE OF INVESTMENTS March 31, 2006 (Unaudited)
Name of Issuer or Title of Issue	Shares	Value

Diversified Financials - 18.1%
Capital One Financial Corp.	1,454,700	$117,132,444
Citigroup, Inc.	2,270,000	107,212,100
Countrywide Financial Corp.	3,191,998	117,146,327
Fannie Mae	1,799,000	92,468,600
GAMCO Investors, Inc. - Class A	121,600	4,857,920
Merrill Lynch & Co., Inc.	1,631,700	128,512,692
Morgan Stanley	243,000	15,265,260
		582,595,343

Energy - 18.0%
Anadarko Petroleum Corp.	1,142,800	115,434,228
ConocoPhillips	1,695,400	107,064,510
Devon Energy Corp.	1,337,700	81,827,109
The Houston Exploration Co. (a)	677,000	35,677,900
Maverick Tube Corp. (a)	657,200	34,825,028
Nabors Industries, Ltd. (a)(b)	1,590,000	113,812,200
Patterson-UTI Energy, Inc.	2,826,400	90,331,744
		578,972,719

Food Beverage & Tobacco - 2.8%
Altria Group, Inc.	1,265,580	89,678,999

Health Care Equipment & Services - 3.0%
UnitedHealth Group, Inc.	1,711,200	95,587,632

Homebuilding - 12.6%
Beazer Homes USA, Inc.	678,900	44,603,730
Centex Corp.	1,760,000	109,102,400
Meritage Homes Corp. (a)	983,200	54,036,672
NVR, Inc. (a)	145,000	107,147,750
Pulte Homes, Inc.	640,460	24,606,473
Toll Brothers, Inc. (a)	1,873,800	64,889,694
		404,386,719

THE MUHLENKAMP FUND (A Portfolio of the Wexford Trust)
SCHEDULE OF INVESTMENTS March 31, 2006 (Unaudited)
Name of Issuer or Title of Issue		Shares	Value

Insurance - 9.1%
	The Allstate Corp.	2,220,200	$115,694,622
	American International Group, Inc.	1,746,100	115,399,749
	Fidelity National Financial, Inc.	1,557,094	55,323,550
	Fidelity National Title Group, Inc. - Class A	272,491	6,204,620
			292,622,541

Materials - 7.2%
	BHP Billiton, Ltd. - ADR	880,100	35,071,985
	Cemex S.A. de C.V. - ADR	2,289,615	149,466,067
	Chaparral Steel Co. (a)	201,900	13,107,348
	NovaGold Resources, Inc. (a)(b)	384,700	5,885,910
	RTI International Metals, Inc. (a)	278,800	15,292,180
	Texas Industries, Inc.	201,900	12,212,931
			231,036,421

Pharmaceuticals & Biotechnology - 4.7%
	Johnson & Johnson	1,277,500	75,653,550
	Marshall Edwards, Inc. (a)	75,607	421,887
	Novogen, Ltd. - ADR (a)	250,360	3,530,076
	Pfizer, Inc.	2,900,000	72,268,000
			151,873,513

Software & Services - 0.5%
	eResearch Technology, Inc. (a)	1,137,400	16,367,186

Technology Hardware & Equipment - 0.6%
	Intel Corp.	16,000	309,600
	International Business Machines Corp.	140,000	11,545,800
	MasTec, Inc. (a)	461,700	6,542,289
			18,397,689

Telecommunication Services - 2.9%
	Sprint Nextel Corp.	935,466	24,172,441
	Telefonos de Mexico S.A. de C.V. - ADR	3,010,000	67,664,800
			91,837,241

Transportation - 1.5%
	YRC Worldwide, Inc. (a)	1,292,400	49,188,744

Utilities - 0.4%
	Dynegy, Inc. - Class A (a)	920,000	4,416,000
	El Paso Corp.	791,450	9,536,973
			13,952,973

	Total Common Stocks (Cost $2,232,761,796)		3,196,648,220

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)
SCHEDULE OF INVESTMENTS March 31, 2006
Name of Issuer or Title of Issue	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.4%
Prudential Funding Corp.
4.612%, due 04/03/2006	$13,027,000	$13,023,662

Total Short-Term Investment (Cost $13,023,662)		13,023,662

TOTAL INVESTMENTS - 99.8% (Cost $2,245,785,458)		3,209,671,882

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		5,237,133

TOTAL NET ASSETS - 100.0%		$3,214,909,015

ADR	American Depositary Receipt
(a)	Non income producing security.
(b)	Foreign company.

The cost basis of investments for federal income tax purposes at 3/31/06 was as follows*:

Cost of investments	$2,249,424,266

Gross unrealized appreciation	$1,003,911,433
Gross unrealized depreciation	(43,663,817)
Net unrealized appreciation	$960,247,616

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Wexford Trust

By (Signature and Title) /s/ Ronald H. Muhlenkamp
                                                                 Ronald H. Muhlenkamp, President

Date May 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ronald H. Muhlenkamp
                                                                 Ronald H. Muhlenkamp, President

Date May 23, 2006

By (Signature and Title) /s/ James S. Head
                                                                 James S. Head, Treasurer

Date May 22, 2006